BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks (Details) $ in Millions, $ in Millions	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 15,648,606		$ 19,692,638
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	9,139,834		14,774,220
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 8,566,580		$ 13,816,270
Coverage of net investment abroad		$ 200
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	1.21%	1.21%	0.97%
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	10.06%	10.06%	9.51%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 532,899		$ 670,043
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	9.50%	9.50%	8.62%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	10.64%	10.64%	8.74%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 40,355		$ 287,907
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	6.91%	6.91%	2.89%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	6.91%	6.91%	6.60%